Leases (Details) - USD ($)	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Nov. 23, 2023	Nov. 07, 2023	Sep. 01, 2022	Aug. 31, 2022
Leases [Abstract]
Extended years of lease term			2 years	5 years	3 years	5 years
Operating leases paid	$ 286,342	$ 287,263
Cash paid for finance leases	$ 22,735	$ 2,580